UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07458

                         Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                             Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                 Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:203-703-0600

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TWEEDY, BROWNE FUND INC.

SEMI-ANNUAL REPORT

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

September 30, 2014

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE FUND INC.

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

SEMI-ANNUAL REPORT

September 30, 2014

TWEEDY, BROWNE FUND INC.

Expense Information (Unaudited)

A shareholder of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand the ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2014 to September 30, 2014.

Actual Expenses The first part of the table presented below, under the heading “Actual Expenses”, provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Hypothetical Example for Comparison Purposes The second part of the table presented below, under the heading “Hypothetical Expenses”, provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund, the Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included, a shareholder’s costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% Return before Expenses)
	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14 – 9/30/14	Beginning Account Value 4/1/14	Ending Account Value 9/30/14	Expenses Paid During Period* 4/1/14 – 9/30/14	Annualized Expense Ratio
Global Value Fund	$1,000.00	$1,020.80	$6.84	$1,000.00	$1,018.30	$6.83	1.35%
Global Value Fund II – Currency Unhedged	$1,000.00	$989.30	$6.83	$1,000.00	$1,018.20	$6.93	1.37%
Value Fund	$1,000.00	$1,037.10	$6.89	$1,000.00	$1,018.30	$6.83	1.35%
Worldwide High Dividend Yield Value Fund	$1,000.00	$1,000.10	$6.77	$1,000.00	$1,018.30	$6.83	1.35%

*

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by 365 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—77.8%

	Brazil—1.5%
20,758,777	Banco Santander (Brasil) SA, ADR	$135,762,401

	Canada—1.9%
138,200	Cenovus Energy, Inc.	3,725,977
1,500,000	National Bank of Canada	68,493,580
5,605,000	Pacific Rubiales Energy Corporation	94,189,880
	Undisclosed Security(a)(b)	267,097

		166,676,534

	Chile—1.0%
7,280,800	Antofagasta PLC	85,101,044

	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	1,311,611

	Finland—0.4%
969,520	Kone Oyj, Class B	38,971,370

	France—11.6%
7,719,256	CNP Assurances	145,392,437
3,934,340	Safran SA	255,361,086
5,431,520	SCOR SE	169,715,702
712,949	Teleperformance SA	44,112,937
4,520,000	Total SA	293,773,449
2,496,365	Vallourec SA	114,819,987

		1,023,175,598

	Germany—6.9%
3,726,000	Axel Springer SE	205,172,168
1,936,000	Henkel AG & Company, KGaA	180,953,550
652,000	Krones AG	56,715,706
42,354	KSB AG	24,531,409
699,000	Muenchener Rueckversicherungs AG	138,235,305

		605,608,138

	Hong Kong—0.5%
5,678,136	Great Eagle Holdings Ltd.	19,304,683
434,500	Jardine Strategic Holdings Ltd.	15,142,325
59,000	Miramar Hotel & Investment	73,854
	Undisclosed Securities(b)	6,496,967

		41,017,829

	Italy—0.5%
144,268	Buzzi Unicem SpA	1,970,083
4,795,392	SOL SpA(d)	37,558,179

		39,528,262

	Japan—1.7%
1,263,000	Fujitec Company Ltd.	13,758,922
1,577,500	Honda Motor Company Ltd.	54,646,976
421,900	Kuroda Electric Company Ltd.	6,180,713
73,800	Lintec Corporation	1,560,164
69,100	Mandom Corporation	2,384,279
216,700	Medikit Company Ltd.	6,775,888
1,443,500	NGK Spark Plug Company Ltd.	42,438,466
162,780	Nippon Kanzai Company Ltd.	4,315,276
100,400	SEC Carbon Ltd.	278,241
400,000	Shinko Shoji Company Ltd.	3,923,606

Shares		Value (Note 2)

	Japan (continued)
371,900	T. Hasegawa Company Ltd.	$5,675,378
503,900	Takata Corporation	11,428,991

		153,366,900

	Mexico—0.6%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	52,385,681

	Netherlands—8.4%
2,136,174	Akzo Nobel NV	146,394,613
3,160,000	Heineken Holding NV	209,053,953
6,123,279	Royal Dutch Shell PLC, Class A	234,570,604
500,000	Telegraaf Media Groep NV, CVA	3,923,649
14,061,663	TNT Express NV	89,065,548
1,378,910	Unilever NV, CVA	54,922,288

		737,930,655

	Norway—0.8%
24,550	Ekornes ASA	291,454
1,277,000	Schibsted ASA	69,349,982

		69,641,436

	Singapore—2.7%
11,085,153	DBS Group Holdings Ltd.	160,110,184
4,428,800	United Overseas Bank Ltd.	77,789,634

		237,899,818

	South Korea—0.3%
150,900	Daegu Department Store Company Ltd.	2,338,038
132,553	Samchully Company Ltd.	19,093,159
4,489	Samyang Holdings Corporation	370,095

		21,801,292

	Spain—1.1%
7,400,000	Mediaset España Comunicacion SA(a)	92,115,562

	Sweden—0.0%(c)
63,360	Cloetta AB, B Shares(a)	189,858

	Switzerland—13.7%
2,272,160	ABB Ltd.	51,079,013
388,000	CIE Financiere Richemont AG	31,815,594
218,165	Coltene Holding AG(d)	13,357,041
130,000	Daetwyler Holding AG, Bearer	17,129,252
10,000	Loeb Holding AG	1,904,762
2,781,120	Nestle SA, Registered	204,472,716
80	Neue Zuercher Zeitung(a)(f)	484,772
3,002,000	Novartis AG, Registered	283,234,223
68,640	Phoenix Mecano AG(d)	32,542,041
984,000	Roche Holding AG	291,544,113
248,117	Siegfried Holding AG(d)	36,847,517
432,618	Tamedia AG	57,139,081
608,700	Zurich Insurance Group AG	181,431,460

		1,202,981,585

	Thailand—1.0%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	89,764,404

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

Shares		Value (Note 2)

	United Kingdom—13.8%
900,000	AGA Rangemaster Group PLC(a)	$2,381,860
1,782,000	BBA Aviation PLC	9,388,832
1,325,000	British American Tobacco PLC	74,793,726
4,274,000	Daily Mail & General Trust PLC, Class A	53,074,243
5,693,992	Diageo PLC, Sponsored ADR	164,769,034
34,963,150	G4S PLC	142,097,164
3,644,000	GlaxoSmithKline PLC	83,472,045
2,907,308	Hays PLC	5,481,397
1,397,625	Headlam Group PLC	9,289,558
10,126,514	HSBC Holdings PLC	102,783,687
1,111,325	Imperial Tobacco Group PLC	47,994,981
370,900	Pearson PLC	7,455,882
3,346,355	Provident Financial PLC	115,876,076
14,612,000	Standard Chartered PLC	270,162,754
4,891,800	TT Electronics PLC	13,223,763
2,725,044	Unilever PLC	114,196,972

		1,216,441,974

	United States—9.4%
75,700	American National Insurance Company	8,508,680
1,094,821	Baxter International, Inc.	78,575,303
436	Berkshire Hathaway Inc., Class A(a)	90,208,400
301	Berkshire Hathaway Inc., Class B(a)	41,580
1,388,300	Cisco Systems, Inc.	34,943,511
587,000	ConocoPhillips	44,917,240
1,258,435	Devon Energy Corporation	85,800,098
76,000	Google Inc., Class A(a)	44,719,160
76,000	Google Inc., Class C(a)	43,879,360
1,852,170	Halliburton Company	119,483,487
865,835	Johnson & Johnson	92,289,353
1,373,501	Joy Global, Inc.	74,910,744
132,900	National Oilwell Varco, Inc.	10,113,690
33,225	NOW Inc.(a)	1,010,372
918,700	Philip Morris International, Inc.	76,619,580
293,500	Phillips 66	23,864,485

		829,885,043

	TOTAL COMMON STOCKS (Cost $4,303,982,289)	6,841,556,995

Shares		Value (Note 2)

	PREFERRED STOCKS—0.2%

	Chile—0.1%
	Undisclosed Security(b)	$6,932,601

	Croatia—0.1%
166,388	Adris Grupa d.d.	9,227,320

	Germany—0.0%(c)
314,700	Villeroy & Boch AG	4,969,303

	TOTAL PREFERRED STOCKS (Cost $19,698,884)	21,129,224

	REGISTERED INVESTMENT COMPANY—10.6%
933,687,665	Dreyfus Treasury Prime Cash Management (Cost $933,687,665)	933,687,665

Face Value

	U.S. TREASURY BILLS—8.3%
$125,000,000	0.040%(g) due 10/30/14(e)	124,997,750
300,000,000	0.050%(g) due 01/22/15	299,983,500
300,000,000	0.040%(g) due 01/29/15	299,982,600

	TOTAL U.S. TREASURY BILLS (Cost $724,909,910)	724,963,850

TOTAL INVESTMENTS (Cost $5,982,278,748)	96.9%	8,521,337,734
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	2.6	230,647,378
OTHER ASSETS AND LIABILITIES (Net)	0.5	41,149,470

NET ASSETS	100.0%	$8,793,134,582

(a)	Non-income producing security.
(b)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(c)	Amount represents less than 0.1% of net assets.
(d)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.
(e)	All or a portion of this security has been segregated to cover certain open forward contracts. At September 30, 2014, liquid assets totaling $177,383,431 have been segregated to cover such open forward contracts.
(f)	Security has been deemed illiquid. The total position represents 0.1% of the net assets of the Fund.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

September 30, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	10.4%
Banks	10.3
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Insurance	8.3
Capital Goods	7.6
Media	5.6
Beverage	4.8
Food	4.3
Materials	3.2
Tobacco	2.3
Commercial Services & Supplies	2.2
Household & Personal Products	2.1
Diversified Financials	1.3
Automobiles & Components	1.2
Health Care Equipment & Services	1.1
Transportation	1.1
Software & Services	1.0
Technology Hardware & Equipment	1.0
Consumer Durables & Apparel	0.4
Real Estate	0.2
Utilities	0.2
Retailing	0.2
Consumer Services	0.0 (a)

Total Common Stocks	77.8
Preferred Stocks	0.2
Registered Investment Company	10.6
U.S. Treasury Bills	8.3
Unrealized Appreciation on Forward Contracts (Net)	2.6
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

September 30, 2014 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/14 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
35,000,000	Brazilian Real	SSB	12/2/14	$14,995,716	$14,037,452	$(958,264)
70,000,000	European Union Euro	SSB	10/2/14	88,375,000	88,428,566	53,566

TOTAL				$103,370,716	$102,466,018	$(904,698)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
60,000,000	Brazilian Real	SSB	12/2/14	$(23,506,366)	$(24,064,203)	$(557,837)
70,000,000	Brazilian Real	BNY	1/5/15	(26,954,178)	(27,823,670)	(869,492)
37,000,000	Brazilian Real	SSB	5/5/15	(14,949,495)	(14,240,288)	709,207
35,000,000	Brazilian Real	SSB	6/2/15	(14,300,306)	(13,366,357)	933,949
8,000,000	Canadian Dollar	SSB	1/26/15	(7,262,955)	(7,138,106)	124,849
30,000,000	Canadian Dollar	JPM	6/4/15	(27,361,653)	(26,690,641)	671,012
20,000,000	Canadian Dollar	JPM	7/6/15	(18,537,812)	(17,781,864)	755,948
40,000,000	Canadian Dollar	JPM	7/23/15	(36,886,758)	(35,551,100)	1,335,658
35,000,000	Canadian Dollar	BNY	7/28/15	(32,314,056)	(31,103,964)	1,210,092
40,000,000	Canadian Dollar	NTC	8/11/15	(36,365,289)	(35,536,997)	828,292
8,000,000	Canadian Dollar	NTC	8/21/15	(7,272,066)	(7,105,916)	166,150
16,500,000	Canadian Dollar	NTC	9/14/15	(15,078,614)	(14,648,613)	430,001
70,000,000	European Union Euro	SSB	10/2/14	(94,723,303)	(88,428,566)	6,294,737
85,000,000	European Union Euro	SSB	10/14/14	(115,668,007)	(107,386,172)	8,281,835
130,000,000	European Union Euro	SSB	10/27/14	(178,141,588)	(164,251,973)	13,889,615
90,000,000	European Union Euro	SSB	10/30/14	(124,031,247)	(113,715,333)	10,315,914
100,000,000	European Union Euro	NTC	10/31/14	(137,965,002)	(126,351,295)	11,613,707
75,000,000	European Union Euro	NTC	11/6/14	(103,599,374)	(94,767,639)	8,831,735
50,000,000	European Union Euro	SSB	11/7/14	(68,875,001)	(63,178,889)	5,696,112
80,000,000	European Union Euro	NTC	12/4/14	(108,629,205)	(101,106,676)	7,522,529
100,000,000	European Union Euro	BNY	1/26/15	(135,868,993)	(126,438,203)	9,430,790

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/14 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
100,000,000	European Union Euro	JPM	2/6/15	$(135,627,996)	$(126,449,810)	$9,178,186
65,000,000	European Union Euro	JPM	2/24/15	(88,868,326)	(82,204,726)	6,663,600
70,000,000	European Union Euro	NTC	2/27/15	(96,173,702)	(88,530,383)	7,643,319
90,000,000	European Union Euro	BNY	4/13/15	(123,286,050)	(113,881,093)	9,404,957
20,000,000	European Union Euro	NTC	4/20/15	(27,789,001)	(25,309,779)	2,479,222
60,000,000	European Union Euro	NTC	6/17/15	(81,339,900)	(76,000,740)	5,339,160
35,000,000	European Union Euro	NTC	7/6/15	(47,782,000)	(44,347,477)	3,434,523
105,000,000	European Union Euro	JPM	8/11/15	(141,274,350)	(133,120,763)	8,153,587
40,000,000	European Union Euro	BNY	8/19/15	(53,665,200)	(50,719,308)	2,945,892
100,000,000	European Union Euro	BNY	9/14/15	(130,380,000)	(126,852,217)	3,527,783
70,000,000	European Union Euro	SSB	10/8/15	(88,771,900)	(88,829,331)	(57,431)
30,000,000	Great Britain Pound Sterling	NTC	10/27/14	(48,424,500)	(48,622,848)	(198,348)
30,000,000	Great Britain Pound Sterling	JPM	10/31/14	(48,357,300)	(48,621,156)	(263,856)
30,000,000	Great Britain Pound Sterling	SSB	12/4/14	(48,665,400)	(48,606,738)	58,662
25,000,000	Great Britain Pound Sterling	BNY	12/15/14	(40,677,000)	(40,501,517)	175,483
40,000,000	Great Britain Pound Sterling	NTC	2/24/15	(66,264,000)	(64,750,340)	1,513,660
35,000,000	Great Britain Pound Sterling	JPM	2/27/15	(58,160,375)	(56,654,531)	1,505,844
45,000,000	Great Britain Pound Sterling	SSB	3/16/15	(74,970,896)	(72,826,776)	2,144,120
45,000,000	Great Britain Pound Sterling	NTC	4/13/15	(74,326,500)	(72,801,085)	1,525,415
45,000,000	Great Britain Pound Sterling	NTC	4/20/15	(75,044,250)	(72,794,345)	2,249,905
50,000,000	Great Britain Pound Sterling	BNY	5/11/15	(84,103,500)	(80,860,135)	3,243,365
40,000,000	Great Britain Pound Sterling	BNY	6/17/15	(66,704,400)	(64,656,436)	2,047,964
25,000,000	Great Britain Pound Sterling	SSB	8/21/15	(41,524,875)	(40,375,497)	1,149,378
25,000,000	Great Britain Pound Sterling	JPM	9/14/15	(40,825,000)	(40,362,657)	462,343
1,455,000,000	Japanese Yen	SSB	11/4/14	(14,959,133)	(13,267,417)	1,691,716
6,000,000,000	Japanese Yen	JPM	2/27/15	(61,811,064)	(54,785,178)	7,025,886
2,500,000,000	Japanese Yen	BNY	3/12/15	(25,137,755)	(22,829,974)	2,307,781
1,850,000,000	Japanese Yen	JPM	2/19/16	(18,227,499)	(17,059,422)	1,168,077
420,000,000	Mexican Peso	NTC	11/10/14	(31,159,119)	(31,180,392)	(21,273)
314,000,000	Mexican Peso	BNY	2/27/15	(22,896,310)	(23,137,975)	(241,665)
90,000,000	Norwegian Krone	NTC	10/14/14	(14,869,889)	(14,005,445)	864,444
80,000,000	Norwegian Krone	BNY	11/7/14	(13,421,783)	(12,438,550)	983,233
85,000,000	Norwegian Krone	JPM	12/29/14	(13,609,799)	(13,191,353)	418,446
155,000,000	Norwegian Krone	SSB	2/27/15	(25,213,501)	(24,003,926)	1,209,575
30,000,000	Singapore Dollar	SSB	12/15/14	(23,928,215)	(23,522,032)	406,183
35,000,000	Singapore Dollar	JPM	2/24/15	(27,648,313)	(27,442,984)	205,329
30,000,000	Singapore Dollar	JPM	4/20/15	(24,032,684)	(23,523,847)	508,837
40,000,000	Singapore Dollar	JPM	5/11/15	(31,933,578)	(31,366,266)	567,312
43,000,000	Singapore Dollar	JPM	6/2/15	(34,331,337)	(33,720,015)	611,322
30,000,000	Singapore Dollar	BNY	7/6/15	(24,023,062)	(23,526,972)	496,090
27,000,000	Singapore Dollar	SSB	8/11/15	(21,659,781)	(21,175,590)	484,191
22,000,000,000	South Korean Won	JPM	10/14/14	(20,140,987)	(20,833,860)	(692,873)
70,000,000	Swiss Franc	BNY	10/27/14	(77,872,956)	(73,276,224)	4,596,732
100,000,000	Swiss Franc	JPM	10/30/14	(112,104,482)	(104,682,994)	7,421,488
100,000,000	Swiss Franc	BNY	10/31/14	(112,563,176)	(104,683,870)	7,879,306
70,000,000	Swiss Franc	SSB	11/6/14	(78,500,858)	(73,282,392)	5,218,466
60,000,000	Swiss Franc	JPM	11/7/14	(67,103,961)	(62,814,005)	4,289,956
35,000,000	Swiss Franc	BNY	12/4/14	(38,695,626)	(36,651,230)	2,044,396
75,000,000	Swiss Franc	NTC	1/26/15	(82,982,961)	(78,597,436)	4,385,525
45,000,000	Swiss Franc	BNY	2/24/15	(50,495,416)	(47,175,379)	3,320,037
80,000,000	Swiss Franc	NTC	2/27/15	(90,331,687)	(83,870,454)	6,461,233
53,000,000	Swiss Franc	NTC	6/2/15	(59,440,363)	(55,658,968)	3,781,395
36,000,000	Swiss Franc	BNY	8/11/15	(39,948,954)	(37,860,364)	2,088,590
50,000,000	Swiss Franc	SSB	9/14/15	(54,102,600)	(52,620,528)	1,482,072
500,000,000	Thailand Baht	SSB	2/6/15	(14,581,511)	(15,331,279)	(749,768)
420,000,000	Thailand Baht	JPM	5/5/15	(12,752,391)	(12,831,604)	(79,213)
850,000,000	Thailand Baht	BNY	5/26/15	(25,563,910)	(25,945,697)	(381,787)
500,000,000	Thailand Baht	JPM	6/4/15	(14,954,389)	(15,256,377)	(301,988)
430,000,000	Thailand Baht	BNY	8/21/15	(13,238,916)	(13,077,427)	161,489

TOTAL				$(4,505,535,655)	$(4,273,983,579)	$231,552,076

Unrealized Appreciation on Forward Contracts (Net)						$230,647,378

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2014 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—74.1%

	Australia—0.0%(a)
106,339	Metcash Ltd.	$244,727

	Brazil—1.5%
1,159,100	Banco Santander (Brasil) SA, ADR	7,580,514

	Canada—2.6%
250,000	Cenovus Energy, Inc.	6,740,191
363,000	Pacific Rubiales Energy Corporation	6,100,076
	Undisclosed Security(b)(c)	525,346

		13,365,613

	Chile—1.5%
678,700	Antofagasta PLC	7,932,930

	Finland—0.2%
28,894	Kone Oyj, Class B	1,161,439

	France—11.8%
194,310	CNP Assurances	3,659,835
271,480	Safran SA	17,620,599
349,100	SCOR SE	10,908,135
116,167	Teleperformance SA	7,187,706
215,300	Total SA	13,993,235
175,300	Vallourec SA	8,062,901

		61,432,411

	Germany—5.8%
221,100	Axel Springer SE	12,174,870
57,210	Henkel AG & Company, KGaA	5,347,290
26,726	Krones AG	2,324,822
29,038	Muenchener Rueckversicherungs AG	5,742,599
36,984	Siemens AG	4,408,964

		29,998,545

	Hong Kong—0.6%
316,349	Great Eagle Holdings Ltd.	1,075,532
20,587	Jardine Strategic Holdings Ltd.	717,457
109,796	Miramar Hotel & Investment	137,438
894,000	Oriental Watch Holdings	201,478
	Undisclosed Securities(c)	1,018,753

		3,150,658

	Italy—1.6%
113,408	Buzzi Unicem SpA	1,548,667
50,853	Davide Campari-Milano SpA	367,131
240,000	Eni SpA	5,720,999
66,455	SOL SpA	520,485

		8,157,282

	Japan—1.6%
51,200	Honda Motor Company Ltd.	1,773,645
61,700	Lintec Corporation	1,304,365
21,700	Mandom Corporation	748,753
83,600	NGK Spark Plug Company Ltd.	2,457,815
20,200	Nihon Kagaku Sangyo Company Ltd.	137,189
9,900	Nippon Kanzai Company Ltd.	262,448
23,900	SEC Carbon Ltd.	66,235
40,100	Shinko Shoji Company Ltd.	393,342

Shares		Value (Note 2)

	Japan (continued)
9,400	T. Hasegawa Company Ltd.	$143,449
49,900	Takata Corporation	1,131,785

		8,419,026

	Netherlands—7.6%
82,570	Akzo Nobel NV	5,658,623
58,943	Heineken Holding NV	3,899,452
57,932	Heineken NV	4,335,331
295,279	Royal Dutch Shell PLC, Class A	11,311,549
1,247,104	TNT Express NV	7,899,066
161,712	Unilever NV, CVA	6,441,024

		39,545,045

	New Zealand—0.2%
328,666	Nuplex Industries Ltd.	786,467

	Norway—0.4%
42,980	Schibsted ASA	2,334,113

	Singapore—3.0%
614,047	DBS Group Holdings Ltd.	8,869,080
950,893	Metro Holdings Ltd.	671,061
329,389	United Overseas Bank Ltd.	5,785,551

		15,325,692

	South Korea—0.7%
22,040	Daegu Department Store Company Ltd.	341,487
13,800	Samchully Company Ltd.	1,987,775
4,693	Samyang Genex Company Ltd.	622,620
5,585	Samyang Holdings Corporation	460,455

		3,412,337

	Spain—0.8%
329,100	Mediaset España Comunicacion SA(b)	4,096,653

	Switzerland—11.0%
157,355	ABB Ltd.	3,537,400
17,047	Coltene Holding AG	1,043,694
142,100	Nestle SA, Registered	10,447,436
129,444	Novartis AG, Registered	12,212,848
5,015	Phoenix Mecano AG	2,377,598
56,300	Roche Holding AG	16,680,827
18,059	Schindler Holding AG	2,407,867
2,135	Siegfried Holding AG	317,066
665	Tamedia AG	87,832
26,799	Zurich Insurance Group AG	7,987,813

		57,100,381

	Thailand—1.5%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	7,676,188

	United Kingdom—14.3%
547,600	BAE Systems PLC	4,185,676
30,700	British American Tobacco PLC	1,732,957
238,503	Daily Mail & General Trust PLC, Class A	2,961,714
262,052	Diageo PLC, Sponsored ADR	7,583,090
2,821,436	G4S PLC	11,466,874
254,243	GlaxoSmithKline PLC	5,823,870
1,149,856	Hays PLC	2,167,922
213,814	Headlam Group PLC	1,421,152

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2014 (Unaudited)

Shares		Value (Note 2)

	United Kingdom (continued)
738,083	HSBC Holdings PLC	$7,491,511
116,639	Imperial Tobacco Group PLC	5,037,308
167,000	Pearson PLC	3,357,057
71,595	Provident Financial PLC	2,479,159
977,300	Standard Chartered PLC	18,069,399
144,469	TT Electronics PLC	390,536

		74,168,225

	United States—7.4%
11,431	Baxter International, Inc.	820,403
29,399	ConocoPhillips	2,249,611
70,900	Halliburton Company	4,573,759
106,257	Johnson & Johnson	11,325,934
122,787	Joy Global, Inc.	6,696,803
55,980	MasterCard, Inc., Class A	4,138,042
54,644	National Oilwell Varco, Inc.	4,158,408
13,661	NOW Inc.(b)	415,431
31,061	Philip Morris International, Inc.	2,590,487
14,700	Phillips 66	1,195,257

		38,164,135

	TOTAL COMMON STOCKS (Cost $318,172,400)	384,052,381

Shares		Value (Note 2)

	PREFERRED STOCKS—0.5%

	Chile—0.4%
	Undisclosed Security(c)	$2,314,345

	Germany—0.1%
648	KSB AG	376,344

	TOTAL PREFERRED STOCKS (Cost $2,806,676)	2,690,689

	REGISTERED INVESTMENT COMPANY—26.0%
134,937,731	Dreyfus Government Prime Cash Management (Cost $134,937,731)	134,937,731

TOTAL INVESTMENTS (Cost $455,916,807)	100.6%	521,680,801
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(2,879,562)

NET ASSETS	100.0%	$518,801,239

(a)	Amount represents less than 0.1% of net assets.
(b)	Non-income producing security.
(c)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

September 30, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	10.9%
Banks	10.7
Capital Goods	9.9
Pharmaceuticals, Biotechnology & Life Sciences	8.9
Insurance	5.5
Media	4.8
Commercial Services & Supplies	4.1
Materials	3.5
Food	3.5
Beverage	3.1
Tobacco	1.8
Transportation	1.5
Household & Personal Products	1.2
Automobiles & Components	1.0
Software & Services	0.8
Technology Hardware & Equipment	0.6
Retailing	0.6
Diversified Financials	0.5
Utilities	0.4
Health Care Equipment & Services	0.4
Real Estate	0.3
Food & Staples Retailing	0.1
Consumer Services	0.0 (a)

Total Common Stocks	74.1
Preferred Stocks	0.5
Registered Investment Company	26.0
Other Assets and Liabilities (Net)	(0.6)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

September 30, 2014 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—86.4%

	Brazil—0.7%
701,024	Banco Santander (Brasil) SA, ADR	$4,584,697

	Canada—1.0%
371,400	Pacific Rubiales Energy Corporation	6,241,235

	France—5.2%
360,300	CNP Assurances	6,786,262
405,215	Total SA	26,336,595

		33,122,857

	Germany—5.0%
164,718	Axel Springer SE	9,070,196
132,780	Henkel AG & Company, KGaA	12,410,647
53,330	Muenchener Rueckversicherungs AG	10,546,622

		32,027,465

	Japan—0.5%
87,000	Honda Motor Company Ltd.	3,013,811

	Netherlands—8.7%
73,995	Akzo Nobel NV	5,070,968
297,000	Heineken Holding NV	19,648,425
618,538	Royal Dutch Shell PLC, Class A	23,694,957
183,946	Unilever NV, ADR	7,298,977

		55,713,327

	Singapore—1.5%
539,000	United Overseas Bank Ltd.	9,467,263

	Spain—0.9%
460,000	Mediaset España Comunicacion SA(a)	5,726,102

	Switzerland—13.3%
238,000	Nestle SA, Registered, Sponsored ADR	17,523,940
304,545	Novartis AG, Registered	28,733,367
92,700	Roche Holding AG	27,465,589
38,415	Zurich Insurance Group AG	11,450,122

		85,173,018

	United Kingdom—9.3%
138,000	British American Tobacco PLC	7,789,837
143,583	Diageo PLC, Sponsored ADR	16,569,478
878,203	HSBC Holdings PLC	8,913,723
967,195	Standard Chartered PLC	17,882,567
205,000	Unilever PLC, Sponsored ADR	8,589,500

		59,745,105

	United States—40.3%
94,535	3M Company	13,393,719
75,523	American National Insurance Company	8,488,785
393,000	Bank of New York Mellon Corporation/The	15,220,890
176,890	Baxter International, Inc.	12,695,395
80	Berkshire Hathaway Inc., Class A(a)	16,552,000
30,626	Berkshire Hathaway Inc., Class B(a)	4,230,676
527,475	Cisco Systems, Inc.	13,276,546

Shares		Value (Note 2)

	United States (continued)
230,068	Comcast Corporation, Special Class A	$12,308,638
161,695	ConocoPhillips	12,372,901
286,520	Devon Energy Corporation	19,534,934
129,850	Emerson Electric Company	8,126,013
6,150	Google Inc., Class A(a)	3,618,721
6,150	Google Inc., Class C(a)	3,550,764
307,865	Halliburton Company	19,860,371
246,189	Johnson & Johnson	26,241,286
132,000	Joy Global, Inc.	7,199,280
213,680	Leucadia National Corporation	5,094,131
101,925	MasterCard, Inc., Class A	7,534,296
36,818	National Western Life Insurance Company, Class A	9,094,414
64,800	Philip Morris International, Inc.	5,404,320
55,857	UniFirst Corporation	5,395,228
87,720	Wal-Mart Stores, Inc.	6,707,948
437,085	Wells Fargo & Company	22,671,599

		258,572,855

	TOTAL COMMON STOCKS (Cost $304,174,263)	553,387,735

	REGISTERED INVESTMENT COMPANY—8.8%
56,812,930	Dreyfus Government Prime Cash Management (Cost $56,812,930)	56,812,930

Face Value

	U.S. TREASURY BILL—2.2%
$14,000,000	0.061%(b) due 12/11/14(c) (Cost $13,998,330)	13,999,580

TOTAL INVESTMENTS (Cost $374,985,523)	97.4%	624,200,245
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.6	10,386,709
OTHER ASSETS AND LIABILITIES (Net)	1.0	6,139,450

NET ASSETS	100.0%	$640,726,404

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At September 30, 2014, liquid assets totaling $13,999,580 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Sector Diversification

September 30, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	16.9%
Pharmaceuticals, Biotechnology & Life Sciences	12.9
Insurance	10.5
Banks	9.9
Beverage	5.6
Food	5.2
Capital Goods	4.5
Media	4.2
Diversified Financials	3.2
Software & Services	2.3
Technology Hardware & Equipment	2.1
Tobacco	2.1
Health Care Equipment & Services	2.0
Household & Personal Products	1.9
Food & Staples Retailing	1.0
Commercial Services & Supplies	0.8
Materials	0.8
Automobiles & Components	0.5

Total Common Stocks	86.4
Registered Investment Company	8.8
U.S. Treasury Bill	2.2
Unrealized Appreciation on Forward Contracts (Net)	1.6
Other Assets and Liabilities (Net)	1.0

Net Assets	100.0%

Portfolio Composition

September 30, 2014 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/14 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
6,500,000	Brazilian Real	SSB	12/2/14	$2,601,873	$2,606,955	$5,082

FORWARD EXCHANGE CONTRACTS TO SELL(a)
12,500,000	Brazilian Real	SSB	12/2/14	$(4,897,160)	$(5,013,376)	$(116,216)
7,000,000	Canadian Dollar	JPM	7/23/15	(6,455,182)	(6,221,442)	233,740
3,000,000	European Union Euro	SSB	10/27/14	(4,110,960)	(3,790,430)	320,530
7,000,000	European Union Euro	SSB	11/7/14	(9,642,500)	(8,845,044)	797,456
5,000,000	European Union Euro	NTC	12/4/14	(6,789,325)	(6,319,167)	470,158
8,500,000	European Union Euro	BNY	12/15/14	(11,620,690)	(10,743,525)	877,165
23,000,000	European Union Euro	NTC	2/27/15	(31,599,931)	(29,088,555)	2,511,376
12,000,000	European Union Euro	BNY	4/13/15	(16,438,140)	(15,184,146)	1,253,994
4,000,000	European Union Euro	BNY	9/14/15	(5,215,200)	(5,074,089)	141,111
4,800,000	European Union Euro	NTC	9/25/15	(6,223,680)	(6,090,018)	133,662
4,000,000	Great Britain Pound Sterling	NTC	10/27/14	(6,456,600)	(6,483,046)	(26,446)
1,500,000	Great Britain Pound Sterling	SSB	12/4/14	(2,433,270)	(2,430,337)	2,933
3,000,000	Great Britain Pound Sterling	BNY	12/15/14	(4,881,240)	(4,860,182)	21,058
4,000,000	Great Britain Pound Sterling	BNY	5/11/15	(6,728,280)	(6,468,811)	259,469
4,000,000	Great Britain Pound Sterling	JPM	9/14/15	(6,532,000)	(6,458,025)	73,975
4,000,000	Great Britain Pound Sterling	NTC	9/28/15	(6,518,200)	(6,456,940)	61,260
130,000,000	Japanese Yen	JPM	2/19/16	(1,280,851)	(1,198,770)	82,081
3,500,000	Singapore Dollar	JPM	10/27/14	(2,830,112)	(2,744,296)	85,816
7,000,000	Singapore Dollar	SSB	12/15/14	(5,583,250)	(5,488,474)	94,776
13,000,000	Swiss Franc	BNY	10/27/14	(14,462,120)	(13,608,441)	853,679
8,000,000	Swiss Franc	JPM	11/7/14	(8,947,195)	(8,375,201)	571,994
10,000,000	Swiss Franc	BNY	12/4/14	(11,055,893)	(10,471,780)	584,113
7,000,000	Swiss Franc	NTC	2/27/15	(7,904,023)	(7,338,665)	565,358
3,500,000	Swiss Franc	BNY	4/13/15	(3,938,270)	(3,671,833)	266,437
4,000,000	Swiss Franc	SSB	9/14/15	(4,328,208)	(4,209,642)	118,566
6,000,000	Swiss Franc	NTC	9/28/15	(6,460,331)	(6,316,749)	143,582

TOTAL				$(203,332,611)	$(192,950,984)	$10,381,627

Unrealized Appreciation on Forward Contracts (Net)						$10,386,709

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—87.9%

	Brazil—0.7%
691,203	Banco Santander (Brasil) SA, ADR	$4,520,468

	Canada—0.8%
187,800	Cenovus Energy, Inc.	5,063,231

	France—7.9%
458,685	CNP Assurances	8,639,347
562,000	SCOR SE	17,560,503
393,975	Total SA	25,606,061

		51,805,911

	Germany—9.3%
450,500	Axel Springer SE	24,806,780
97,000	Muenchener Rueckversicherungs AG	19,182,868
145,500	Siemens AG	17,345,454

		61,335,102

	Italy—1.4%
392,200	Eni SpA	9,349,066

	Netherlands—7.9%
102,000	Akzo Nobel NV	6,990,185
664,286	Royal Dutch Shell PLC, Class A	25,447,471
483,000	Unilever NV, CVA	19,237,996

		51,675,652

	Singapore—4.8%
901,418	DBS Group Holdings Ltd.	13,019,779
1,037,000	United Overseas Bank Ltd.	18,214,381

		31,234,160

	Switzerland—17.3%
755,525	ABB Ltd.	16,984,487
246,000	Nestle SA, Registered	18,086,342
334,200	Novartis AG, Registered	31,531,272
92,000	Roche Holding AG	27,258,189
66,000	Zurich Insurance Group AG	19,672,213

		113,532,503

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,429,755

Shares		Value (Note 2)

	United Kingdom—19.2%
100,000	Daily Mail & General Trust PLC, Class A	$1,241,793
516,079	Diageo PLC, Sponsored ADR	14,933,958
4,832,860	G4S PLC	19,641,700
719,528	GlaxoSmithKline PLC	16,482,018
2,385,178	HSBC Holdings PLC	24,209,455
397,590	Imperial Tobacco Group PLC	17,170,787
146,400	Pearson PLC	2,942,953
186,465	Provident Financial PLC	6,456,826
1,222,900	Standard Chartered PLC	22,610,322

		125,689,812

	United States—18.2%
1,083,125	Cisco Systems, Inc.	27,262,256
165,440	ConocoPhillips	12,659,469
208,300	Emerson Electric Company	13,035,414
313,625	Johnson & Johnson	33,429,289
111,405	Philip Morris International, Inc.	9,291,177
203,863	Verizon Communications, Inc.	10,191,111
261,400	Wells Fargo & Company	13,558,818

		119,427,534

	TOTAL COMMON STOCKS (Cost $434,635,897)	576,063,194

	REGISTERED INVESTMENT COMPANY—9.4%
61,603,346	Dreyfus Government Prime Cash Management (Cost $61,603,346)	61,603,346

Face Value

U.S. TREASURY BILL—0.9%
$6,000,000	0.061%(a) due 12/11/14 (Cost $5,999,284)	5,999,820

TOTAL INVESTMENTS (Cost $502,238,527)	98.2%	643,666,360
OTHER ASSETS AND LIABILITIES (Net)	1.8	11,645,910

NET ASSETS	100.0%	$655,312,270

(a)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

September 30, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	16.6%
Banks	15.0
Energy	11.9
Insurance	9.9
Capital Goods	7.2
Food	5.7
Media	4.4
Technology Hardware & Equipment	4.2
Tobacco	4.0
Commercial Services & Supplies	3.0
Beverage	2.3
Telecommunication Services	1.6
Materials	1.1
Diversified Financials	1.0

Total Common Stocks	87.9
Registered Investment Company	9.4
U.S. Treasury Bills	0.9
Other Assets and Liabilities (Net)	1.8

Net Assets	100.0%

Portfolio Composition

September 30, 2014 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

ASSETS
Investments, at cost (a)	$5,982,278,748	$455,916,807	$374,985,523	$502,238,527

Investments in unaffiliated issuers, at value (Note 2)	$8,401,032,956	$521,680,801	$624,200,245	$643,666,360
Investments in affiliated issuers, at value (Note 4)	120,304,778	—	—	—
Foreign currency (b)	1,021,707	24,091	106,384	194,588
Dividends and interest receivable	14,640,335	890,013	957,716	1,638,329
Receivable for investment securities sold	—	—	4,884,655	10,868,606
Recoverable foreign withholding taxes	9,735,157	360,845	838,522	782,172
Receivable for Fund shares sold	32,142,583	2,202,181	74,905	1,224,856
Unrealized appreciation of forward exchange contracts (Note 2)	236,021,173	—	10,529,371	—
Prepaid expense	239,483	13,734	18,370	21,703

Total Assets	$8,815,138,172	$525,171,665	$641,610,168	$658,396,614

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$5,373,795	$—	$142,662	$—
Payable for Fund shares redeemed	4,725,032	5,691,149	183,845	2,273,041
Investment advisory fee payable (Note 3)	5,660,775	345,065	416,344	462,712
Shareholder servicing and administration fees payable (Note 3)	305,535	16,893	24,561	27,469
Payable for investment securities purchased	55,176	—	—	65,925
Due to custodian	131	—	—	179
Accrued foreign capital gains taxes	4,244,282	236,783	—	100,176
Accrued expenses and other payables	1,638,864	80,536	116,352	154,842

Total Liabilities	22,003,590	6,370,426	883,764	3,084,344

NET ASSETS	$8,793,134,582	$518,801,239	$640,726,404	$655,312,270

NET ASSETS consist of
Undistributed net investment income	$99,818,496	$5,162,479	$7,122,754	$6,627,164
Accumulated net realized gain (loss) on securities, forward exchange contracts and foreign currencies	(36,718,756)	(1,376,355)	25,599,947	35,524,968
Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	2,768,871,435	65,725,675	259,548,201	141,342,779
Paid-in capital	5,961,163,407	449,289,440	348,455,502	471,817,359

Total Net Assets	$8,793,134,582	$518,801,239	$640,726,404	$655,312,270

CAPITAL STOCK (common stock outstanding)	319,155,450	35,176,345	26,619,391	55,123,443

NET ASSET VALUE offering and redemption price per share	$27.55	$14.75	$24.07	$11.89

(a)

Includes investments in affiliated issuers for Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund of $71,225,516, $0, $0 and $0, respectively (Note 4).

(b)

Foreign currency held at cost for the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund was $1,022,523, $24,057, $106,618 and $199,369, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Operations

For the Six Months Ended September 30, 2014 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

INVESTMENT INCOME
Dividends (a)	$140,843,391	$8,034,799	$9,042,910	$15,882,721
Less foreign withholding taxes	(11,738,279)	(611,171)	(618,502)	(1,090,975)
Interest	72,360	—	4,744	2,033

Total Investment Income	129,177,472	7,423,628	8,429,152	14,793,779

EXPENSES
Investment advisory fee (Note 3)	53,214,431	3,147,191	4,090,625	4,738,797
Custodian fees (Note 3)	1,222,023	72,831	44,903	101,091
Transfer agent fees (Note 3)	1,201,535	42,387	119,282	78,619
Fund administration and accounting fees (Note 3)	875,915	53,091	68,628	79,294
Legal and audit fees	226,567	14,234	20,363	23,549
Shareholder servicing and administration fees (Note 3)	194,385	11,485	14,952	17,328
Directors’ fees and expenses (Note 3)	165,008	8,744	12,794	14,499
Other	437,340	52,518	52,042	57,702

Total expenses before waivers	57,537,204	3,402,481	4,423,589	5,110,879

Investment advisory fees recouped (Note 3)	—	45,840	—	—

Net Expenses	57,537,204	3,448,321	4,423,589	5,110,879

NET INVESTMENT INCOME	71,640,268	3,975,307	4,005,563	9,682,900

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Securities (a)	35,413,600	(288,616)	8,751,704	29,434,927
Forward exchange contracts (b)	(19,935,760)	—	(1,048,196)	—
Foreign currencies and net other assets	(286,149)	15,432	9,139	32,294

Net realized gain (loss) on investments during the period	15,191,691	(273,184)	7,712,647	29,467,221

Net unrealized appreciation (depreciation) of:
Securities (c)	(204,240,653)	(11,584,783)	(1,584,476)	(38,028,350)
Forward exchange contracts (b)	281,871,461	—	13,873,712	—
Foreign currencies and net other assets	(1,303,392)	(54,426)	(86,923)	(134,746)

Net unrealized appreciation (depreciation) of investments	76,327,416	(11,639,209)	12,202,313	(38,163,096)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	91,519,107	(11,912,393)	19,914,960	(8,695,875)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,159,375	$(7,937,086)	$23,920,523	$987,025

(a)	Dividend income and net realized gain (loss) on securities from affiliated issuers for Global Value Fund were $2,151,695 and $10,643,996, respectively (Note 4).
(b)	Primary risk exposure being hedged is currency risk.
(c)	Net of accrued foreign capital gain taxes of $4,244,282, $236,783, $0 and $100,176, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Global Value Fund		Global Value Fund II – Currency Unhedged
	Six Months Ended 9/30/2014 (Unaudited)	Year Ended 3/31/2014	Six Months Ended 9/30/2014 (Unaudited)	Year Ended 3/31/2014

INVESTMENT ACTIVITIES:
Net investment income	$71,640,268	$88,790,624	$3,975,307	$4,541,682

Net realized gain (loss) on securities, forward exchange contracts and currency transactions	15,191,691	35,101,973	(273,184)	2,809,589

Net unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	76,327,416	672,567,881	(11,639,209)	42,676,912

Net increase (decrease) in net assets resulting from operations	163,159,375	796,460,478	(7,937,086)	50,028,183

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(85,327,230)	—	(4,076,438)

Distributions to shareholders from net realized gain on investments	—	(228,783,634)	—	—

Total distributions	—	(314,110,864)	—	(4,076,438)

Net increase in net assets from Fund share transactions (Note 5)	652,143,330	1,569,533,715	83,352,484	115,025,254

Redemption fees	76,764	243,123	3,388	30,741

Net increase in net assets	815,379,469	2,052,126,452	75,418,786	161,007,740

NET ASSETS
Beginning of period	7,977,755,113	5,925,628,661	443,382,453	282,374,713

End of period	$8,793,134,582	$7,977,755,113	$518,801,239	$443,382,453

Undistributed net investment income at end of period	$99,818,496	$28,178,228	$5,162,479	$1,187,172

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Value Fund		Worldwide High Dividend Yield Value Fund
	Six Months Ended 9/30/2014 (Unaudited)	Year Ended 3/31/2014	Six Months Ended 9/30/2014 (Unaudited)	Year Ended 3/31/2014
INVESTMENT ACTIVITIES:
Net investment income	$4,005,563	$7,147,309	$9,682,900	$15,118,443

Net realized gain on securities, forward exchange contracts and currency transactions	7,712,647	44,862,857	29,467,221	17,220,280

Net unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	12,202,313	30,504,853	(38,163,096)	65,701,226

Net increase in net assets resulting from operations	23,920,523	82,515,019	987,025	98,039,949

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(5,423,577)	(7,768,894)	(12,983,869)

Distributions to shareholders from net realized gain on investments	—	(34,555,932)	—	(1,416,927)

Total distributions	—	(39,979,509)	(7,768,894)	(14,400,796)

Net increase (decrease) in net assets from Fund share transactions	(21,193,960)	(4,870,810)	(92,691,957)	4,286,083

Redemption fees	—	—	586	9,498

Net increase (decrease) in net assets	2,726,563	37,664,700	(99,473,240)	87,934,734

NET ASSETS
Beginning of period	637,999,841	600,335,141	754,785,510	666,850,776

End of period	$640,726,404	$637,999,841	$655,312,270	$754,785,510

Undistributed net investment income at end of period	$7,122,754	$3,117,191	$6,627,164	$4,713,158

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Global Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/14 (Unaudited)		Year Ended 3/31/14		Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10
Net asset value, beginning of period/year	$26.98		$25.11		$23.79	$24.16	$22.13	$14.15

Income from investment operations:
Net investment income	0.22		0.32		0.35	0.42	0.26	0.33
Net realized and unrealized gain (loss) on investments	0.35		2.73		3.61	0.19	2.08	7.98

Total from investment operations	0.57		3.05		3.96	0.61	2.34	8.31

Distributions:
Dividends from net investment income	—		(0.32)		(0.35)	(0.42)	(0.25)	(0.33)
Distributions from net realized gains	—		(0.86)		(2.29)	(0.56)	(0.06)	—

Total distributions	—		(1.18)		(2.64)	(0.98)	(0.31)	(0.33)

Redemption fees(a)	0.00		0.00		0.00	0.00	0.00	0.00

Net asset value, end of period/year	$27.55		$26.98		$25.11	$23.79	$24.16	$22.13

Total return(b)	2.08	%(c)	12.25	%(c)	17.48%	2.92%	10.59%	58.85%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$8,793,135		$7,977,755		$5,925,629	$4,759,273	$4,749,331	$4,305,821
Ratio of operating expenses to average net assets	1.35	%(d)	1.37%		1.38%	1.38%	1.39%	1.40%
Ratio of net investment income to average net assets	1.68	%(d)	1.30%		1.45%	1.80%	1.16%	1.62%
Portfolio turnover rate	2%		4%		16%	9%	12%	7%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(d)	Annualized

Tweedy, Browne Global Value Fund II – Currency Unhedged

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/14 (Unaudited)		Year Ended 3/31/14		Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11	Period Ended 3/31/10(a)
Net asset value, beginning of period/year	$14.90		$13.18		$11.69	$11.52	$10.27	$10.00

Income from investment operations:
Net investment income	0.11		0.15		0.23	0.10	0.08	0.00	(b)
Net realized and unrealized gain (loss) on investments	(0.26)		1.72		1.49	0.20	1.25	0.27

Total from investment operations	(0.15)		1.87		1.72	0.30	1.33	0.27

Distributions:
Dividends from net investment income	—		(0.15)		(0.22)	(0.08)	(0.07)	0.00	(b)
Distributions from net realized gains	—		—		(0.01)	(0.05)	(0.01)	—

Total distributions	—		(0.15)		(0.23)	(0.13)	(0.08)	0.00	(b)

Redemption fees(b)	0.00		0.00		0.00	0.00	0.00	0.00

Net asset value, end of period/year	$14.75		$14.90		$13.18	$11.69	$11.52	$10.27

Total return(c)	(1.07	)%(d)	14.27	%(d)	14.77%	2.68%	13.00%	2.74%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$518,801		$443,382		$282,375	$275,337	$95,155	$34,575
Ratio of operating expenses to average net assets	1.37	%(e)	1.37%		1.37%	1.37%	1.37%	1.37	%(e)
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.35	%(e)	1.37%		1.39%	1.40%	1.58%	2.56	%(e)
Ratio of net investment income to average net assets	1.58	%(e)	1.23%		1.74%	1.07%	0.97%	0.04	%(e)
Portfolio turnover rate	3%		4%		28%	5%	2%	0%

(a)	Commenced operations on October 26, 2009.
(b)	Amount represents less than $0.01 per share.
(c)	Total return represents aggregate total return for the periods indicated.
(d)

The net asset value (NAV) disclosed in the March 31, 2014 annual report reflects adjustments in accordance with accounting principles generally accepted in the United States of America and as such, differs from the NAV reported on March 31, 2014. The total return reported is based on the unadjusted NAV which was the official NAV for executing transactions on March 31, 2014.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/14 (Unaudited)		Year Ended 3/31/14	Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10
Net asset value, beginning of period/year	$23.21		$21.68	$19.35	$19.46	$19.03	$12.73

Income from investment operations:
Net investment income	0.15		0.27	0.20	0.27	0.19	0.24
Net realized and unrealized gain (loss) on investments	0.71		2.81	3.05	0.31	1.45	6.27

Total from investment operations	0.86		3.08	3.25	0.58	1.64	6.51

Distributions:
Dividends from net investment income	—		(0.21)	(0.20)	(0.25)	(0.20)	(0.21)
Distributions from net realized gains	—		(1.34)	(0.72)	(0.44)	(1.01)	—

Total distributions	—		(1.55)	(0.92)	(0.69)	(1.21)	(0.21)

Net asset value, end of period/year	$24.07		$23.21	$21.68	$19.35	$19.46	$19.03

Total return(a)	3.71%		14.38%	17.24%	3.26%	8.77%	51.18%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$640,726		$638,000	$600,335	$480,060	$467,526	$403,043
Ratio of operating expenses to average net assets	1.35	%(b)	1.37%	1.39%	1.40%	1.39%	1.42%
Ratio of net investment income to average net assets	1.22	%(b)	1.17%	1.04%	1.42%	1.02%	1.40%
Portfolio turnover rate	4%		7%	8%	10%	11%	11%

(a)	Total return represents aggregate total return for the periods indicated.
(b)	Annualized

Tweedy, Browne Worldwide High Dividend Yield Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/14 (Unaudited)		Year Ended 3/31/14	Year Ended 3/31/13	Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10
Net asset value, beginning of period/year	$12.01		$10.67	$9.75	$9.52	$8.62	$6.09

Income from investment operations:
Net investment income	0.17		0.23	0.19	0.20	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.16)		1.33	0.89	0.21	0.91	2.53

Total from investment operations	0.01		1.56	1.08	0.41	1.09	2.73

Distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.16)	(0.18)	(0.19)	(0.20)
Distributions from net realized gains	—		(0.02)	—	—	—	—

Total distributions	(0.13)		(0.22)	(0.16)	(0.18)	(0.19)	(0.20)

Redemption fees(a)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$11.89		$12.01	$10.67	$9.75	$9.52	$8.62

Total return(b)	0.01%		14.81%	11.32%	4.35%	13.03%	45.19%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$655,312		$754,786	$666,851	$537,309	$290,090	$145,094
Ratio of operating expenses to average net assets	1.35	%(c)	1.36%	1.37%	1.37%	1.37%	1.37%
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.35	%(c)	1.36%	1.37%	1.37%	1.39%	1.46%
Ratio of net investment income to average net assets	2.55	%(c)	2.07%	1.88%	2.11%	2.00%	2.36%
Portfolio turnover rate	4%		10%	12%	6%	16%	18%

(a)	Amount represents less than $0.01 per share.
(b)	Total return represents aggregate total return for the periods indicated.
(c)	Annualized

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

1. Organization

Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States (“U.S.”) Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”) (each a “Fund” and together, the “Funds”) are each a diversified series of the Company.

The Funds commenced operations as follows:

Fund	Commencement of Operations
Global Value Fund	06/15/93
Global Value Fund II – Currency Unhedged	10/26/09
Value Fund	12/08/93
Worldwide High Dividend Yield Value Fund	09/05/07

Global Value Fund and Global Value Fund II – Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Investment Adviser”) believes are undervalued. Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes are undervalued. Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes to have above-average dividend yields and valuations that are reasonable.

2. Significant Accounting Policies

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Funds’ Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Funds’ shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of September 30, 2014. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,202,981,585	$1,202,496,813	$—	$484,772
All Other Countries	5,638,575,410	5,638,575,410
Preferred Stocks	21,129,224	21,129,224	—	—
Registered Investment Company	933,687,665	933,687,665	—	—
U.S. Treasury Bills	724,963,850	—	724,963,850	—

Total Investments in Securities	8,521,337,734	7,795,889,112	724,963,850	484,772
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	236,021,173	—	236,021,173	—
Liability
Unrealized depreciation of forward exchange contracts	(5,373,795)	—	(5,373,795)	—

Total	$8,751,985,112	$7,795,889,112	$955,611,228	$484,772

	Global Value Fund II – Currency Unhedged
	Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$521,680,801	$521,680,801	$—	$—

	Value Fund
	Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$553,387,735	$553,387,735	$—	$—
Registered Investment Company	56,812,930	56,812,930	—	—
U.S. Treasury Bill	13,999,580	—	13,999,580	—

Total Investments in Securities	624,200,245	610,200,665	13,999,580	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	10,529,371	—	10,529,371	—
Liability
Unrealized depreciation of forward exchange contracts	(142,662)	—	(142,662)	—

Total	$634,586,954	$610,200,665	$24,386,289	$—

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Worldwide High Dividend Yield Value Fund
	Total Value at September 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$576,063,194	$576,063,194	$—	$—
Registered Investment Company	61,603,346	61,603,346	—	—
U.S. Treasury Bill	5,999,820	—	5,999,820	—

Total	$643,666,360	$637,666,540	$5,999,820	$—

The following is a reconciliation of Global Value Fund’s Level 3 investment. The Level 3 security listed below was fair valued pursuant to the Fund’s fair value procedures. It is a low volume security and its market price was determined based on a review of various market quotes. Transfers in and out of Level 3 are recognized at the end of the reporting period.

Equity Securities
Balance as of March 31, 2014	$ —
Transfer in	484,772
Change in unrealized appreciation (depreciation)	—

Balance as of September 30, 2014	$484,772

Transfers between Level 1 and Level 2 are recognized at the end of the reporting period. As of September 30, 2014, there were no transfers between Level 1 and Level 2.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/(depreciation) of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/(depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss on the Fund’s Statement of Operations. When the contract is closed, each Fund records a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of open contracts at September 30, 2014 and the value of the contracts at the time they were opened is included on the Statement of Assets and Liabilities under unrealized appreciation/(depreciation) of forward exchange contracts.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions and Investment Income Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend. Interest income and expenses are recorded on an accrual basis.

Foreign Taxes The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Dividends and Distributions to Shareholders Dividends from net investment income, if any, will be declared and paid annually for Global Value Fund, Global Value Fund II – Currency Unhedged, and Value Fund and semi-annually for Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Federal Income Taxes    Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in accounting standards or tax laws and regulations or the interpretation thereof. In addition, utilization of any capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Expenses Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee

The Company, on behalf of each Fund, has entered into separate investment advisory agreements with the Investment Adviser (each, an “Advisory Agreement”). Under each Advisory Agreement, the Company pays the Investment Adviser a fee at the annual rate of 1.25% of the value of each Fund’s average daily net assets. The fee is payable monthly, provided that each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed

75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2014, the Investment Adviser received $53,214,431, $3,147,191, $4,090,625 and $4,738,797 in fees from Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Investment Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of Global Value Fund II – Currency Unhedged to the extent necessary to maintain the total annual fund operating expenses (excluding fees and expenses from investments in other investment companies, brokerage costs, interest, taxes and extraordinary expenses) at no more than 1.37% of the Fund’s average daily net assets. This arrangement will continue through December 31, 2014. In this arrangement, Global Value Fund II – Currency Unhedged has agreed, during the two-year period following any waiver or reimbursement by the Investment Adviser, to repay such amount to the extent that, after giving effect to such repayment, the Fund’s adjusted total annual fund operating expenses would not exceed 1.37% of the Fund’s average daily net assets on an annualized basis. During the six months ended September 30, 2014, the Investment Adviser recouped $45,840 from Global Value Fund II – Currency Unhedged. At September 30, 2014, the amount of potential recovery expiring March 31, 2015 and March 31, 2016 on Global Value Fund II – Currency Unhedged was $17,071 and $15,433, respectively.

The Investment Adviser is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the six months ended September 30, 2014, Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund reimbursed the Investment Adviser $240, $30, $285 and $195, respectively, for such transaction costs. Effective the close of business on September 30, 2014, the Investment Adviser ceased to operate as a broker-dealer.

As of September 30, 2014, the current and retired managing directors and their families, as well as employees of the Investment Adviser, have approximately $123.3 million, $5.3 million, $73.1 million and $7.2 million of their own money invested in Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Company pays the Investment Adviser for certain shareholder servicing and administration services provided to the Funds at an annual amount of $475,000, which is allocated pro-rata based on the relative average net assets of the Funds.

No officer, director or employee of the Investment Adviser, BNY Mellon or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Independent Director $100,000 annually,

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

in quarterly increments of $25,000, plus out-of-pocket expenses for their services as directors. The Lead Independent Director receives an additional annual fee of $20,000. These fees are allocated pro-rata based on the relative average net assets of the Funds.

The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays BNY Mellon an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Fund’s net assets:

	Up to $1 Billion	Between $1 Billion and $5 Billion	Between $5 Billion and $10 Billion	Exceeding $10 Billion
Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%
Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ custodian pursuant to a custody agreement (the “Custody Agreement”). BNY Mellon also serves as the Funds’ transfer agent. The Investment Adviser served as the distributor to the Funds through September 30, 2014. Effective October 1, 2014, AMG Distributors, Inc., an affiliate of the Investment Adviser, assumed the role of distributor to the Funds. The Investment Adviser pays all distribution-related expenses. No distribution fees are paid by the Funds.

At September 30, 2014, one shareholder owned 7.9% of Global Value Fund II – Currency Unhedged’s outstanding shares; one shareholder owned 9.9% of Value Fund’s outstanding shares; and one shareholder owned 8.0% of Worldwide High Dividend Yield Value Fund’s outstanding shares. Investment activities of these shareholders could have an impact on each respective Fund.

4. Securities Transactions

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists those issuers owned by Global Value Fund that may be deemed “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2014:

Shares Held at 3/31/14	Name of Issuer	Value at 3/31/14	Purchase Cost	Sales Proceeds	Value at 9/30/14	Shares Held at 9/30/14	Dividend Income 4/1/14 to 9/30/14	Net Realized Gain (Loss) 4/1/14 to 9/30/14
218,165	Coltene Holding AG	$13,386,023	$—	$—	$13,357,041	218,165	$473,556	$—
53,473	Phoenix Mecano AG	33,747,889	8,004,310	—	32,542,041	68,640	759,475	—
185,918	PubliGroupe SA, Registered	22,057,176	—	39,699,281	—	—	359,446	10,643,996
248,117	Siegfried Holding AG	46,907,272	—	—	36,847,517	248,117	—	—
4,795,392	SOL SpA	41,373,772	—	—	37,558,179	4,795,392	559,218	—
		$157,472,132	$8,004,310	$39,699,281	$120,304,778		$2,151,695	$10,643,996

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2014, are as follows:

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund
Purchases	$756,545,425	$60,837,373	$21,044,505	$28,340,909
Sales	$122,527,337	$9,578,373	$26,101,769	$101,558,609

5. Capital Stock

The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 shares have been designated as shares of Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which is retained by each Fund.

Effective the close of business on August 11, 2014, Global Value Fund II – Currency Unhedged closed to most new investors but remains open to existing shareholders.

Changes in shares outstanding for the six months ended September 30, 2014 were as follows:

	Global Value Fund
	Shares	Amount
Sold	35,684,625	$988,122,413
Redeemed	(12,168,077)	(335,979,083)
Net Increase	23,516,548	$652,143,330

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	7,691,500	$117,388,564
Redeemed	(2,262,851)	(34,036,080)
Net Increase	5,428,649	$83,352,484

	Value Fund
	Shares	Amount
Sold	529,732	$12,710,316
Redeemed	(1,401,756)	(33,904,276)
Net Decrease	(872,024)	$(21,193,960)

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	1,731,378	$21,222,611
Reinvested	603,192	7,467,520
Redeemed	(10,055,521)	(121,382,088)
Net Decrease	(7,720,951)	$(92,691,957)

Changes in shares outstanding for the year ended March 31, 2014 were as follows:

	Global Value Fund
	Shares	Amount
Sold	77,822,714	$2,044,811,056
Reinvested	10,839,090	287,994,623
Redeemed	(29,018,189)	(763,271,964)
Net Increase	59,643,615	$1,569,533,715

	Global Value Fund II – Currency Unhedged
	Shares	Amount

Sold	12,492,183	$174,037,237
Reinvested	207,385	3,058,929
Redeemed	(4,375,675)	(62,070,912)
Net Increase	8,323,893	$115,025,254

	Value Fund
	Shares	Amount
Sold	1,762,835	$39,725,631
Reinvested	1,675,072	37,906,876
Redeemed	(3,643,255)	(82,503,317)
Net Decrease	(205,348)	$(4,870,810)

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	11,571,253	$129,571,582
Reinvested	1,256,200	13,916,444
Redeemed	(12,475,762)	(139,201,943)
Net Increase	351,691	$4,286,083

6. Income Tax Information

As of March 31, 2014, Global Value Fund had a short-term and a long-term capital loss carryforward of $50,931,371 and $32,646,126, respectively, and Global Value Fund II – Currency Unhedged had a short-term capital loss carryforward of $1,103,159, which under current federal income tax rules may be available to reduce future net realized gains on investments in any future period to the extent permitted by the Code. Utilization of these capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2014, the Funds deferred to April 1, 2014 late year capital and ordinary losses of:

Fund	Late Year Capital Losses	Late Year Ordinary Losses
Global Value Fund	$22,373,902	$ —
Global Value Fund II – Currency Unhedged	—	—
Value Fund	—	—
Worldwide High Dividend Yield Value Fund	—	—

As of September 30, 2014, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$5,982,278,748
Global Value Fund II – Currency Unhedged	$455,916,807
Value Fund	$374,985,523
Worldwide High Dividend Yield Value Fund	$502,238,527

The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation as computed on a federal income tax basis at September 30, 2014 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,637,130,716	$(98,071,730)	$2,539,058,986
Global Value Fund II – Currency Unhedged	$73,407,775	$(7,643,781)	$65,763,994
Value Fund	$252,708,361	$(3,493,639)	$249,214,722
Worldwide High Dividend Yield Value Fund	$145,217,444	$(3,789,611)	$141,427,833

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

8. Derivative Instruments

During the six months ended September 30, 2014, Global Value Fund and Value Fund had derivative exposure to forward foreign currency exchange contracts. Global Value II – Currency Unhedged and Worldwide High Dividend Yield Value Fund had no exposure to derivatives. The following tables present the value of derivatives held at September 30, 2014 and the effect of derivatives held by primary exposure during the six months ended September 30, 2014. For open contracts at September 30, 2014, see the Portfolio of Investments, which is also indicative of the average activity for the six months ended September 30, 2014.

Statement of Assets and Liabilities

Derivative	Assets Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized appreciation of forward exchange contracts	$236,021,173	$10,529,371

Derivative	Liabilities Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized depreciation of forward exchange contracts	$5,373,795	$142,662

Statement of Operations

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net realized gain (loss) on	$(19,935,760)	$(1,048,196)

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net unrealized appreciation (depreciation) of	$281,871,461	$13,873,712

For financial reporting purposes, the Funds do not offset assets and liabilities across derivative types that are subject to master netting arrangements on the Statement of Assets and Liabilities.

The following table presents derivative assets net of amounts available for offset under a master netting agreement as of September 30, 2014:

Derivative	Derivative Assets – Gross(a)	Derivatives Available for Offset	Derivative Assets – Net(b)
Global Value Fund
Forward exchange contracts	$236,021,173	$5,373,795	$230,647,378
Value Fund
Forward exchange contracts	$10,529,371	$142,662	$10,386,709

The following table presents derivative liabilities net of amounts available for offset under a master netting agreement as of September 30, 2014:

Derivative	Derivative Liabilities – Gross(a)	Derivatives Available for Offset	Derivative Liabilities – Net(c)
Global Value Fund
Forward exchange contracts	$5,373,795	$5,373,795	$ —
Value Fund
Forward exchange contracts	$142,662	$142,662	$ —

(a)	As presented in the Statement of Assets and Liabilities.
(b)	Net amount represents the net receivable due from counterparty in the event of default.
(c)	Net amount represents the net payable due to counterparty in the event of default.

9. Litigation

Certain holders of notes issued by Tribune Company initiated litigation against Value Fund and thousands of other public shareholders, seeking to recover payments made to Tribune Company shareholders in connection with the 2007 leveraged buyout of Tribune Company. Value Fund tendered its shares in a tender offer from Tribune Company and received proceeds of approximately $3.4 million. The plaintiffs allege that the shareholder payments were made in violation of various laws prohibiting constructive and/or actual fraudulent transfers. The complaints allege no misconduct by Value Fund or any member of the putative defendant class. The outcome of the proceedings cannot be predicted at this time and no contingency has been recorded on the books of Value Fund.

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

1. Portfolio Information

The Company files the Funds’ complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available (1) on the SEC’s website at http://www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 800-432-4789. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

2. Proxy Voting Information

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Funds at 800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

3. Advisory Agreement

Approval of the Renewal of the Investment Advisory Agreements for the Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund, Tweedy, Browne Worldwide High Dividend Yield Value Fund and Tweedy, Browne Global Value Fund II – Currency Unhedged

On May 14, 2014, the Tweedy, Browne Fund Inc.’s (the “Company”) Board of Directors (the “Board”), including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between Tweedy, Browne Company LLC (“Tweedy, Browne”) and the Company on behalf of the Tweedy, Browne Global Value Fund (the “Global Value Fund”), the Tweedy, Browne Value Fund (the “Value Fund”), the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Worldwide High Dividend Yield Value Fund”), and the Tweedy, Browne Global Value Fund II – Currency Unhedged (the “Global Value Fund II”) (each, a “Fund” and collectively, the “Funds”) for an additional one-year term. In considering whether to approve the continuation of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors, and conclusions that formed the basis for the Board’s approvals are described below.

A.	Information Received

During the course of each year, the Board receives a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed reports on each Fund’s investment results, portfolio composition, and portfolio trading practices, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Funds. In addition, the Board reviewed supplementary information, including (without limitation) comparative industry data with regard to performance, fees and expense ratios; financial and profitability information regarding Tweedy, Browne; the Form ADV of Tweedy, Browne; sample reports demonstrating Tweedy, Browne’s research process; fact sheets and performance histories for each of the Funds since inception; information for several of Tweedy, Browne’s managed account performance composites; fee schedules; information regarding fees paid to intermediaries; information about the key personnel of Tweedy, Browne; and information concerning Tweedy, Browne’s brokerage services and best execution policy.

In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreements, the Board did not identify any single factor or particular piece of information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

B.	Nature, Extent and Quality of Services

The Board reviewed materials concerning the depth and quality of Tweedy, Browne’s research and investment management process. The Board considered a variety of services provided by Tweedy, Browne to the Funds over the past year, including: providing “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best execution for Fund portfolio transactions; monitoring the Funds’ service providers; monitoring information with respect to corporate reorganizations involving the Funds’ portfolio holdings; preparing the Funds’ semi-annual and annual reports to shareholders and the accompanying adviser’s letters; monitoring certain aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring market-timing, including monitoring the collection of redemption fees for the Global Value Fund, Worldwide High Dividend Yield Value Fund, and Global Value Fund II; arranging for proxy voting of portfolio securities; hiring an accounting firm to assist with certain reviews; monitoring the Funds’ portfolios (with the assistance of the Funds’ accounting agent) for events that might require the use of fair value pricing; and preparing various regulatory filings for the Funds. The Board considered Tweedy, Browne’s involvement in reviewing all outstanding tax reclamations on a monthly basis, the result of which has been a reduction in outstanding receivables. The Board noted

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

actions that have been or will be taken in the future by Tweedy, Browne to comply with various regulatory requirements, including, but not limited to, requirements with respect to the Regulated Investment Company Modernization Act of 2010, “pay to play” rules for investment advisers, and shareholder cost basis reporting. The Board also considered that Tweedy, Browne had added additional staff in direct response to the increased accounting oversight responsibility resulting from regulatory changes implemented over the last several years.

In addition, the Board noted that Tweedy, Browne provides a variety of administrative services not otherwise provided by third party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; overseeing and assisting in the annual audit of the Funds’ financial statements; maintaining the Funds’ website; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; approving, auditing and processing the payment of the Funds’ bills; assisting the Funds in reviewing and arranging for the payment of distributions and dividends; and generally assisting the Funds in the conduct of their business.

The Board then noted that Tweedy, Browne also served as the Funds’ distributor and that it acted as the Funds’ introducing broker for transactions in U.S. equity securities, for which it is reimbursed by the Funds only for settlement costs. The Board noted that Tweedy, Browne does not charge the Funds any separate brokerage commissions for such services. The Board also considered Tweedy, Browne’s commitment to staff development and long-term and contingency planning with regard to its advisory business. The Board noted that Tweedy, Browne maintained a generally consistent management approach that was facilitated by the very low personnel turnover at the firm.

The Board noted that, since the last renewal of the Advisory Agreements, Tweedy, Browne set limits on the amount of investment that each Fund can take from a single investor during any particular trading day so that no single investor can potentially increase a Fund’s cash position by a significant margin. The Board noted Tweedy, Browne’s statement in the narrative discussion that it has been willing to forgo immediate economic gain to its business in an effort to produce the best long-term outcome for its clients and its business.

In considering Tweedy, Browne’s services in managing the Funds’ portfolios and in overseeing all areas of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds, and that it is likely that Tweedy, Browne will continue to be in a position to do so for the long-term. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders.

C.	Investment Performance

The Board considered the short-term and long-term investment performance of each Fund, both in absolute terms and relative to the performance of competitors pursuing comparable investment objectives as well as to the various benchmarks against which the Funds were compared. In considering the Global Value Fund’s performance, the Board noted Tweedy, Browne’s analysis that the Fund had exhibited excellent absolute and relative performance since its inception and that the Fund’s annualized rate of return of 10.31% (net of all fees and expenses) from inception through March 31, 2014 exceeded the returns of the MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”) in both U.S. dollars and hedged currency for the same period. The Board also noted that the Fund had outperformed the MSCI EAFE (Hedged to U.S. $) Index as of March 31, 2014 for the 3-year, 5-year, 10-year, 15-year, 20-year and since inception periods. The Board considered Tweedy, Browne’s analysis that, over the long term, the Global Value Fund’s performance had enjoyed favorable performance when compared to other funds in its peer group.

The Board noted that, through February 28, 2014, the Global Value Fund had outperformed both the Morningstar Foreign Stock Funds average and the MSCI EAFE Index (both hedged and unhedged) over the past 3-year, 5-year, 10-year, 15-year, 20-year and since-inception periods. In addition, the Board noted that the Global Value Fund consistently ranks near the top in terms of low risk in Morningstar’s Risk Ratings. It was noted that for the past 3-year, 5-year and 10-year periods the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk. The Board discussed the fact that the Funds’ management team was nominated and considered for the Morningstar “International Manager of the Year” award in 2008 and was named Morningstar’s “International Manager of the Year” in 2011 and The Street’s “Best Funds 2012” award winner in the category of International Core Stock for its management of the Global Value Fund.

The Board then considered the Value Fund’s performance, noting Tweedy, Browne’s analysis that the Value Fund had enjoyed good relative performance in most measurement periods in comparison to its relevant benchmark indices and has held up well in down market environments. In particular, the Board noted that as of March 31, 2014, the Value Fund’s annualized total returns outperformed a combined index of the S&P 500/MSCI World Index (Hedged to U.S. $) over the past 3-year, 5-year,

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

10-year, 15-year, 20-year and since inception periods. The Board noted that the Value Fund is now categorized as a World Stock Fund within the Morningstar universe, reflecting the fact that the Value Fund is now truly global and can invest without limitation outside the United States. The Board also noted that the Value Fund has been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings. The Board considered that the Value Fund was a finalist in the Global Equity category for Standard & Poor’s (“S&P”) Mutual Fund Excellence Awards in 2010, which recognizes funds that have achieved the highest overall ranking on the most consistent basis during the previous year.

The Board examined the performance of the Worldwide High Dividend Yield Value Fund, noting that the Worldwide High Dividend Yield Value Fund commenced operations on September 5, 2007. The Board noted that, since the Worldwide High Dividend Yield Value Fund’s inception date through March 31, 2014, the Fund had gained 37.91% compared to a gain of 23.98% for the MSCI World Index (in U.S. $). The Board considered the fact that for the calendar year 2008, the Worldwide High Dividend Yield Value Fund ranked first in Lipper’s Global Large Cap Value Category. The Board also considered the Worldwide High Dividend Yield Value Fund’s performance of 18.77% in calendar year 2013, noting that it had underperformed its benchmark, the MSCI World Index (in U.S. $), which had returned 26.68% for the same period. The Board then considered the long term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the Worldwide High Dividend Yield Value Fund’s investment strategy is based. Since its inception on January 1, 1979 through March 31, 2014, the Global High Dividend Strategy has produced compounded returns at an annualized rate of return of 13% (net of actual and hypothetical fees), outpacing the S&P 500 Index and the MSCI World Index (in U.S. $), on an annualized basis over the same period, by 1.25% and 3.12%, respectively.

The Board then examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board noted that the Global Value Fund II has performed well since its inception, gaining 56.35% compared to 38.06% for the MSCI EAFE Index (in U.S. $) for the period. The Board considered the performance of the Global Value Fund, as described above, which is managed using the same philosophy and approach as the Global Value Fund II, and the performance of Tweedy, Browne’s unhedged international separate accounts, which provide substantive information about the ability and quality of Tweedy, Browne’s management team. The Board considered that Tweedy, Browne’s International Equity Composite (in U.S. $), which has returns that are similar to those of the Global Value Fund, has outperformed the MSCI

EAFE Index (in U.S. $) for the last 3-year, 10-year, 15-year and since inception periods ended March 31, 2014.

The Board considered that a composite of Tweedy, Browne’s unhedged international separate accounts has exhibited good absolute and relative performance since inception in July 1995. The composite’s annualized rate of return of 10.5% (after assumed fees and expenses) through March 31, 2014 significantly exceeded relevant indices in both U.S. dollars and hedged currency. The Board specifically noted the Funds’ consistently strong performance over rolling five-year periods and ten-year periods (for those Funds with ten-year track records) and the Funds’ consistent outperformance (as compared to their benchmark indices) in down markets.

After reviewing each Fund’s performance relative to its competitors pursuing comparable investment objectives or employing a comparable investment strategy and to its benchmark indices over various periods of time, the Board concluded that it was satisfied with each Fund’s performance and further concluded that Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements.

D.	Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Funds, noting that each Fund pays an advisory fee of 1.25% of assets under management. The Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. After reviewing the Fund-specific fee and expense data, the Board considered the “hidden costs” of mutual funds associated with frequent trading and related tax consequences. The Board considered that, compared against published studies of the mutual fund industry, the Funds have low hidden costs associated with frequent trading and tax liabilities.

In considering comparative fee data, the Board reviewed the expense ratios for each Fund alongside those of its direct competitors and of its relevant Morningstar category averages. The Board noted that, although the Funds’ advisory fees are higher than certain peer funds, the Funds’ expense ratios overall were in line with peer funds. The Board noted that the expense ratio of the Worldwide High Dividend Yield Value Fund was lower than the average of such Fund’s respective Morningstar category. The Board considered that the total expense ratios of the Global Value Fund and the Value Fund, respectively, had declined since each Fund’s inception. The Board noted that with respect to the Worldwide High Dividend Yield Value Fund and Global Value Fund II certain expenses of each Fund had been partially reimbursed by Tweedy, Browne for certain periods since each Fund’s respective inception in order to assist the Funds in attracting assets. This has resulted in keeping each Fund’s net expenses in line with or below the expense ratio of the Global Value

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

Fund. The Board also compared the advisory fees paid by the Funds against Tweedy, Browne’s standard fee rate for separate account portfolios. The Board noted that the Funds’ advisory fee of 1.25% is less than Tweedy, Browne’s standard fee rate for most separate account portfolios, including Tweedy, Browne’s traditional and global high dividend strategy separate account portfolios. The Board also compared the Funds’ expense ratios to funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management.

After reviewing this fee and expense data, together with the Board’s observation that Tweedy, Browne provided a high level of integrity and service to the Funds’ shareholders, the Board determined that the fees charged under each Advisory Agreement are fair and reasonable.

E.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board noted that Tweedy, Browne has four employees who devote a majority of their time to the Funds and two employees who split their time between the Funds and Tweedy, Browne. The Board also considered that, pursuant to a Service Agreement approved annually by the Board, the Funds reimburse Tweedy, Browne for certain compliance, financial and shareholder servicing functions performed by three of these employees who are not officers or directors of the Company. The Board reviewed the profitability data provided by Tweedy, Browne with respect to Tweedy, Browne’s relationship with the Company as a whole and with each Fund separately.

The Board then considered Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with respect to non-U.S. securities. The Board noted that a consequence of Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II, which focus on smaller and medium market capitalization issues, is that its cost of research per dollar is likely to be higher than would be the case for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies. The Board concluded that this process is likely not conducive to economies of scale that could potentially be realizable in the management of large pools of capital invested in large market capitalization stocks. With respect to the Worldwide High Dividend Yield Value Fund, which has a higher proportion of large market capitalization holdings, the Board noted that Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than that required by the other Funds. The Board determined that such a research strategy would therefore not be less intensive or less expensive than that employed by the other Funds. After discussion, the Independent Directors concluded that Tweedy, Browne’s profitability from its client relationships, including its relationships with the Funds, is reasonable.

F.	Ancillary Benefits

The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationships with the Funds, including benefits derived by Tweedy, Browne from “soft dollar” arrangements with broker-dealers. The Board considered materials concerning Tweedy, Browne’s brokerage allocation policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares.

G.	Conclusion

Based on its review, including consideration of each of the factors noted above, the Board concluded that the nature, extent and quality of the services rendered to each Fund favored renewal of the Advisory Agreements. The Board also concluded that Tweedy, Browne’s performance in managing the Funds warranted continuation of the Advisory Agreements, and that Tweedy, Browne’s profitability from its relationship with each Fund was reasonable. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Funds, and that the renewal of the Advisory Agreements at the present contractual rates was in the best interest of each Fund and its shareholders.

TWEEDY, BROWNE FUND INC.

One Station Place, Stamford, CT 06902

800-432-4789

www.tweedy.com

TB-SA-0914

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Tweedy, Browne Fund Inc.

By (Signature and Title)*    /s/ Thomas H. Shrager

                                                   Thomas H. Shrager, President

                                                   (principal executive officer)

Date    11/12/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Thomas H. Shrager

                                                   Thomas H. Shrager, President

                                                   (principal executive officer)

Date    11/12/2014

By (Signature and Title)*    /s/ Robert Q. Wyckoff

                                                   Robert Q. Wyckoff, Jr., Treasurer

                                                   (principal financial officer)

Date    11/12/2014

* Print the name and title of each signing officer under his or her signature.